Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of Long-term Debt Instruments

Debt consists of the following:

	March 31,	December 31,
	2016	2015
8.125% notes due 2018, net of unamortized discount and deferred costs of $3,160 and $3,514	$115,804	$115,450
OBS term loan, due 2019, net of unamortized discount and deferred costs of $15,753 and $19,340	498,535	574,615
OIN term loan, due 2019, net of unamortized discount and deferred costs of $19,790 and $23,727	528,666	595,222
7.5% Election 2 notes due 2021, net of unamortized discount and deferred costs of $9 and $9	292	292
7.50% notes due 2024	390	684
Total debt	1,143,687	1,286,263
Less current portion	71,154	63,039
Long-term portion	$1,072,533	$1,223,224

The following disclosures reflect the retroactive application of the adoption of ASU 2015-03 on January 1, 2016. Debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
OBS term loan, due 2019, net of unamortized discount of $1,187 and $1,480, and unamortized deferred financing costs of $18,153 and $21,935	574,615	576,570
OIN term loan, due 2019, net of unamortized discount of $861 and $1,071, and unamortized deferred financing costs of $22,866 and $22,806	595,222	601,356
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021, net of unamortized deferred financing costs of $9 and $0	292	138,708
7.50% notes due 2024	684	784
Total debt	1,286,263	1,623,926
Less current portion	63,039	12,314
Long-term portion	$1,223,224	$1,611,612

Schedule of Repurchases and Payments on Debt

During the three months ended March 31, 2016, the Company made repurchases in the open market and mandatory principal prepayments under the OBS Term Loan and OIN Term Loan as follows:

Loan Facility	Mandatory Prepayment	Open Market Repurchases	Total
OBS Term Loan	$51,295	$27,000	$78,295
OIN Term Loan	-	68,922	68,922
Total	$51,295	$95,922	$147,217

Schedule of Exit Financing Facility

The applicable margins and floor interest rates for each Exit Financing Facility is as follows:

Flag	U.S. Flag				International Flag
Facility	OBS ABL Facility		OBS Term Loan		OIN Term Loan		OIN Revolver Facility
Rate	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR
Floor	None	None	2.00%	1.00%	2.00%	1.00%	2.00%	1.00%
Applicable Margin	1.25% - 1.75%	2.25% - 2.75%	3.25%	4.25%	3.75%	4.75%	3.50%	4.50%

Contractual Obligation, Fiscal Year Maturity Schedule

As of December 31, 2015, the aggregate annual principal payments required to be made on debt are as follows:

Year	Amount
2016	$63,039
2017	11,744
2018	130,708
2019	1,126,377
2020	-
Thereafter	985
$1,332,853

Unsecured Debt [Member] | Senior Notes [Member]
Schedule of Extinguishment of Debt

The following table summarizes the aggregate principal amount of the Company’s Unsecured Senior Notes that were repurchased and retired during the year ended December 31, 2015:

Unsecured Senior Note Series	Face Amount Repurchased
	Open market	Tender offer	Total
8.125% notes due 2018	$ 61,849	$ 119,187	$ 181,036
7.50% Election 1 notes due 2021	3,000	3,508	6,508
7.50% Election 2 notes due 2021	36,143	102,262	138,405
7.50% notes due 2024	100	2	102
	$ 101,092	$ 224,959	$ 326,051

Parent Company [Member]
Schedule of Long-term Debt Instruments

Long-term debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
7.50% notes due 2024, net of unamortized deferred financing costs of $9 and $0	675	784
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021	301	138,708
	$116,426	$446,000